ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and “Accumulated losses in excess of investment in subsidiaries and VIEs.” The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2018 and 2019, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Inter-company charges, share-based compensation and other miscellaneous expenses for the years ended December 31, 2017, 2018 and 2019, which were previously recognized at the parent company level, had been pushed down to the WFOE/VIE level given the majority of services were provided to the WFOE/VIE entities.

The condensed financial statements of the parent company should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto. For purposes of these condensed financial statements, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of the subsidiaries’ net assets (similar to presenting them on the equity method).

iCLICK INTERACTIVE ASIA GROUP LIMITED

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2018 AND 2019

(US$’000, except share data and per share data, or otherwise noted)

	As of December 31,
	2018	2019
Assets
Current assets
Cash and cash equivalents	2,132	20,459
Time deposits	-	301
Restricted cash	-	2,930
Amounts due from subsidiaries and VIEs	98,829	84,831
Other current assets	929	1,226
Total current assets	101,890	109,747

Non-current assets
Deferred tax assets	269	201
Investments in subsidiaries and VIEs	40,759	42,783
Long-term investments	503	1,503
Investment in an equity investee	-	158
Total non-current assets	41,531	44,645

Total assets	143,421	154,392

Liabilities and shareholders’ equity
Current liabilities
Accrued liabilities and other current liabilities	2,586	2,834
Convertible notes at fair value	34,837	49,008
Total current liabilities	37,423	51,842

Non-current liability
Other liabilities	673	449
Total non-current liability	673	449

Total liabilities	38,096	52,291

Commitments and contingencies	-	-

Shareholders’ equity
Ordinary shares	28	29
Treasury shares	(576)	(4,858)
Other shareholders’ equity	105,873	106,930
Total shareholders’ equity	105,325	102,101
Total liabilities and shareholders’ equity	143,421	154,392

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2017, 2018 AND 2019

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2017	2018	2019
Operating expenses
General and administrative expenses	(6,928)	(27,643)	(12,064)
Total operating expenses	(6,928)	(27,643)	(12,064)

Operating loss	(6,928)	(27,643)	(12,064)
Other (losses)/gains, net	(116)	403	285
Fair value losses on derivative liabilities	(10,190)	-	-
Fair value (losses)/gains on convertible notes	-	(4,837)	133
Share of (losses)/profits from subsidiaries and VIEs	(7,385)	(264)	2,519
Loss before income tax expense	(24,619)	(32,341)	(9,127)
Share of loss from an equity investee	-	-	(408)
Income tax expense	-	(68)	(68)
Net loss attributable to iClick Interactive Asia Group Limited	(24,619)	(32,409)	(9,603)
Accretion to convertible redeemable preferred shares redemption value	(1,662)	-	-
Accretion to redeemable ordinary shares redemption value	(3,650)	-	-
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(29,931)	(32,409)	(9,603)

Net loss attributable to iClick Interactive Asia Group Limited	(24,619)	(32,409)	(9,603)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	(79)	(2,547)	(1,612)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(24,698)	(34,956)	(11,215)

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2017, 2018 AND 2019

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2017	2018	2019
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	(34,030)	(32,234)	9,746

Cash flows from investing activities:
Increase in long-term investments	-	(503)	(1,000)
Investment in an equity investee	-	-	(566)
Increase in time deposits	-	-	(301)
Net cash used in investing activities	-	(503)	(1,867)

Cash flows from financing activities:
Proceeds from exercise of share options	60	656	315
Proceeds from issuance of convertible notes, net of transaction expenses	-	27,810	28,742
Redemption of convertible notes	-	-	(11,265)
Repurchase of ordinary shares	-	(37)	(4,414)
Net proceeds from issuance of ordinary shares upon IPO	28,405	-	-
Net cash provided by financing activities	28,465	28,429	13,378

Net (decrease)/increase in cash and cash equivalents and restricted cash	(5,565)	(4,308)	21,257